NVIT DoubleLine Total Return Tactical Fund Investment Objectives and Goals - NVIT DoubleLine Total Return Tactical Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary:NVIT DoubleLine Total Return Tactical Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The NVIT DoubleLine Total Return Tactical Fund seeks to maximize total return.